GOODWILL	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2016 according to the Company’s reporting units are as follows (see also 16):

	IT
	professional	Software
	services	services	Total

As of January 1, 2015	$26,589	$28,901	$55,490

Business combination	7,594	492	8,086
Classifications	-	(90)	(90)
Foreign currency translation adjustments	(33)	(145)	(178)

As of December 31, 2015	$34,150	$29,158	$63,308

Business combination	9,113	17,717	26,830
Classifications	389	-	389
Foreign currency translation adjustments	222	253	475

As of December 31, 2016	$43,874	$47,128	$91,002

The Company performed an annual impairment tests as of December 31, of each of 2014, 2015 and 2016 and did not identify any impairment losses (see Note 2).